Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2013
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Investments in Subsidiaries

Subsidiaries	Place of Incorporation	Principal activity	Percentage of Ownership as at December 31,
			2012	2013
Consolidated principal subsidiaries:
Nam Tai Electronic & Electrical Products Limited (“NTEEP”)	Cayman Islands	Investment holding	100%	100%
Nam Tai Holdings Limited (“NTHL”)	BVI	Investment holding	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%
Nam Tai Trading Company Limited (“NTTC”) (1)	Hong Kong	In liquidation	100%	—
J.I.C. Enterprises (HK) Ltd. (“JICE”) (2)	Hong Kong	Inactive	100%	100%
Namtai Investment (Shenzhen) Co., Ltd. (“NTISZ”)	PRC	Investment holding	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Manufacturing and trading	100%	100%
Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Manufacturing and trading	100%	100%

(1)	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC have been taken over by the Joint and Several Receivers in January 2013.
(2)	NTHL acquired a 100% equity interest in JICE for a consideration of HK$1.00 on August 2, 2012, which was incorporated in February 1983 in Hong Kong. JICE’s issued share capital amounted to HK$500,000, which is made up of 500,000 ordinary shares of HK$1 each. The primary reason for the acquisition was for re-organization.